SCHEDULE OF RELATED PARTIES TRANSACTION (Details)	6 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2026 CNY (¥)	Sep. 30, 2025 CNY (¥)
Related Party Transaction [Line Items]
Amounts due from related parties	$ 160,327			¥ 1,105,933	¥ 3,486,135
Amounts due to related parties	499,266			3,443,940	5,244,067
Beijing Jianlei International Decoration Engineering Co., Ltd. [Member]
Related Party Transaction [Line Items]
Total	9,247,985	¥ 63,792,598	¥ 42,257,767
Amounts due from related parties	160,327			1,105,933	3,486,135
Amounts due to related parties	440,128			3,036,000	4,894,067
Beijing Jianlei International Decoration Engineering Co., Ltd. [Member] | Engineering Solutions of Intelligent Projects [Member]
Related Party Transaction [Line Items]
Total	9,247,985	63,792,598	42,257,767
Beijing Yihai Construction Engineering Co., Ltd. [Member]
Related Party Transaction [Line Items]
Total	8,400	57,940	57,940
Amounts due to related parties	8,400			57,940
Beijing Yihai Construction Engineering Co., Ltd. [Member] | Service [Member]
Related Party Transaction [Line Items]
Total	8,400	¥ 57,940	¥ 57,940
Beijing Huiju Tianxia Investment Co Ltd [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	$ 50,739			¥ 350,000	¥ 350,000